Consulting and Other Agreements (Details) - Subsequent Event Type [Domain] - USD ($)					1 Months Ended					3 Months Ended	12 Months Ended
	Nov. 30, 2014	Jun. 30, 2014	Mar. 14, 2014	Jan. 02, 2014	Jan. 31, 2015	Oct. 31, 2014	Mar. 31, 2014	Nov. 30, 2013	Jul. 31, 2013	Mar. 31, 2015	Dec. 31, 2014
Consulting and Other Agreements (Textual)
Restricted shares of common stock issuable under the agreement			45,000						30,000
Restricted shares of common stock issuable under the agreement, Value									$ 66,000
Shares received under consulting agreement, value										$ 63,139
Description of agreement									(i) 90 days from the date of execution of the Agreement or (ii) the end of the offering period of any securities financing undertaken by the Company in connection with the Placement Agent Agreement.
Broker Dealer [Member]
Consulting and Other Agreements (Textual)
Stock issued during period, restricted stock award issuable of execution agreement, shares			15,000
JLS Ventures [Member]
Consulting and Other Agreements (Textual)
Stock issued during period, Repurchase of common stock shares											100,000
Fountainhead [Member]
Consulting and Other Agreements (Textual)
Maximum cash payment for consulting services (monthly)				$ 10,000						10,000
Consulting fees paid by cash				$ 5,000						5,000
Consulting fees payable through common stock										$ 5,000
Description of agreement				Consulting Agreement to extend the term of the Consulting Agreement to January 2, 2015
Del Mar Consulting [Member]
Consulting and Other Agreements (Textual)
Shares received under consulting agreement, value								$ 66,000
Shares received under consulting agreement, shares								33,000
Alex Partners, LLC [Member]
Consulting and Other Agreements (Textual)
Shares received under consulting agreement, value								$ 54,000
Shares received under consulting agreement, shares								27,000
Hayden IR, LLC
Consulting and Other Agreements (Textual)
Restricted shares of common stock issuable under the agreement	9,000	18,000				3,000	36,000
Consulting agreement duration							12 months
Shares received under consulting agreement, value							$ 8,500
Acorn Agreement [Member] | Restricted Stock [Member]
Consulting and Other Agreements (Textual)
Restricted shares of common stock issuable under the agreement					25,000					75,000
Restricted shares of common stock issuable under the agreement, Value					$ 8,000					$ 8,000
Gordon Holmes [Member]
Consulting and Other Agreements (Textual)
Warrants to purchase common stock										100,000
Exercise price of warrants										$ 2.56